Long-term investments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Sep. 30, 2018 EUR (€) shares	Sep. 30, 2018 CAD ($) shares	May 31, 2019 USD ($) item shares	May 31, 2019 CAD ($) item shares	May 31, 2019 EUR (€) shares	May 31, 2019 CAD ($) $ / shares shares	May 31, 2018 CAD ($)
Long-term investments
Gain (loss) from sale of investment					$ 30,391
Fair value of investment							$ 64,922	$ 46,028
CannaRoyalty Corp.
Long-term investments
Number of investment shares sold | shares				750,000	750,000
Proceeds from sale of investment					$ 4,111
Gain (loss) from sale of investment					$ 346
MassRoots, Inc.
Long-term investments
Number of investment shares sold | shares				500,000	500,000
Proceeds from sale of investment					$ 1
Gain (loss) from sale of investment					$ 163
Tetra Bio-Pharma Inc.
Long-term investments
Number of investment units purchased | shares				6,900,000	6,900,000
Cost of investment unit					$ 7,107
Number of shares per unit | item				1	1
Number of warrants per unit | item				1	1
Warrants exercise price | $ / shares							$ 1.29
Number of investment shares purchased | shares				10,000,000	10,000,000
Cost of investment shares					$ 9,650
Number of shares held by the entity | shares				26,900,000		26,900,000	26,900,000
Number of warrants held by the entity | shares				6,900,000		6,900,000	6,900,000
Total cost of investment							$ 19,057
Fair value of investment							$ 17,216
Hiku Brands Company Ltd.
Long-term investments
Proceeds from sale of investment					48,153
Gain (loss) from sale of investment					$ 15,902
Warrants exercise price | $ / shares							$ 2.10
Number of warrants exercised | shares				7,993,605		7,993,605	7,993,605
Scythian Biosciences Corp.
Long-term investments
Number of investment shares sold | shares				2,812,300	2,812,300
Number of common share purchase warrants sold | shares				672,125	672,125
Proceeds from sale of investment					$ 6,609
Gain (loss) from sale of investment					$ 2,953
Number of investment shares purchased | shares				123,800	123,800
Cost of investment shares					$ 298
National Access Cannabis Corp.
Long-term investments
Number of investment shares purchased | shares				10,344,505	10,344,505
Cost of investment shares					$ 10,481
Number of shares held by the entity | shares				11,344,505		11,344,505	11,344,505
Total cost of investment							$ 11,574
Fair value of investment							$ 7,941
Aleafia Health Inc
Long-term investments
Number of shares held by the entity | shares				5,823,831		5,823,831	5,823,831
Total cost of investment							$ 10,000
Fair value of investment							$ 8,445
Term of supply agreement				5 years	5 years
Number of shares received by investment entity | shares				6,952,169		6,952,169	6,952,169
Deposit value							$ 10,000
Rapid Dose Therapeutics Inc
Long-term investments
Number of investment shares purchased | shares				7,200,000	7,200,000
Cost of investment shares					$ 5,400
Fair value of investment							$ 5,832
Fire & Flower Inc.
Long-term investments
Number of investment shares purchased | shares				2,277,000	2,277,000
Cost of investment shares					$ 3,416
Number of shares held by the entity | shares				2,823		2,823	2,823
High Tide Inc
Long-term investments
Warrants exercise price | $ / shares							$ 0.85
Number of warrants received by investment entity | shares				6,000,000		6,000,000	6,000,000
Number of shares held by the entity | shares				943,396		943,396	943,396
Number of warrants held by the entity | shares				6,000,000		6,000,000	6,000,000
Total cost of investment							$ 450
Fair value of investment							$ 340
Number of shares received by investment entity | shares				943,396		943,396	943,396
Copperstate Farms, LLC and Copperstate Farms Investors, LLC
Long-term investments
Proceeds from sale of investment					$ 20,000
Resolve Digital Health Inc.
Long-term investments
Warrants exercise price | $ / shares							$ 0.65
Number of shares held by the entity | shares				2,200,026		2,200,026	2,200,026
Number of warrants held by the entity | shares				2,200,026		2,200,026	2,200,026
Total cost of investment							$ 1,000
Fair value of investment							1,382
Green Tank Holdings Corp.
Long-term investments
Number of investment shares purchased | shares				359,208	359,208
Cost of investment shares				$ 920	$ 1,240
Fair value of investment				$ 3,943			$ 5,334
Number of shares received by investment entity | shares				1,082,675		1,082,675	1,082,675
Green Tank Holdings Corp. | Preferred shares
Long-term investments
Number of shares held by the entity | shares				1,540,308		1,540,308	1,540,308
Total cost of investment				$ 1,420			$ 1,890
IBBZ Krankenhaus GmbH
Long-term investments
Voting interest held by entity				25.10%	25.10%
Total cost of investment						€ 1,294	$ 1,956
Percentage of net income (loss) entitled by the entity, year 1 to 4				5.00%	5.00%
Percentage of net income (loss) entitled by the entity, thereafter				10.00%	10.00%
Loss from change in fair value due to changes in foreign exchange rate					$ (5)
Greenwell Brands GmbH
Long-term investments
Number of investment shares purchased | shares		1,250	1,250
Cost of investment shares		€ 100	$ 152
HighArchy Ventures Ltd.
Long-term investments
Cost of investment shares	$ 9,995
Share split ratio	10,000
HighArchy Ventures Ltd. | Class A shares
Long-term investments
Number of investment shares purchased | shares	1,999
HighArchy Ventures Ltd. | Class B shares
Long-term investments
Number of investment shares purchased | shares	1,999